LOANS RECEIVABLE - Portfolio (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Foreign currency translation adjustments	$ (583)	$ (2,459)	$ 3,417
Personal [Member]
Beginning balance	3,829	4,916	3,736
Provision	3,737	2,776	1,180
Reversal	(4,610)	(3,660)
Foreign currency translation adjustments	(51)	(203)
Ending balance	2,905	3,829	4,916
Ending balance: individually evaluated for impairment	538	546	574
Ending balance: collectively evaluated for impairment	2,367	3,283	4,342
Loans Of which individually evaluated for impairment	538	546	4,377
Loans Of which collectively evaluated for impairment	$ 62,857	$ 127,134	$ 144,551